Organization and Business Background (Details)	12 Months Ended
Dec. 31, 2017
Allied Sun Corporation Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation/ establishment	Aug. 20, 2008
Place of incorporation/ registration and operation	Hong Kong
Percentage of equity interest attributable to the Company	100.00%
Principal activities	Dormant
Broadway Manufacturing Company Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation/ establishment	Aug. 17, 2005
Place of incorporation/ registration and operation	BVI
Percentage of equity interest attributable to the Company	100.00%
Principal activities	Property investment
Ever Ally Developments Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation/ establishment	Jan. 30, 2015
Place of incorporation/ registration and operation	BVI
Percentage of equity interest attributable to the Company	100.00%
Principal activities	Investment holding
Kai Ping Broadway Mold Tech Co Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation/ establishment	Jun. 16, 2015
Place of incorporation/ registration and operation	PRC
Percentage of equity interest attributable to the Company	100.00%
Principal activities	Investment holding
Sun Line Industrial Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation/ establishment	Apr. 27, 1993
Place of incorporation/ registration and operation	Hong Kong
Percentage of equity interest attributable to the Company	100.00%
Principal activities	Dormant
Sun Ngai Spraying and Silk Print Co Ltd [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation/ establishment	Jul. 25, 1995
Place of incorporation/ registration and operation	BVI
Percentage of equity interest attributable to the Company	100.00%
Principal activities	Dormant
Sun Ngai Spraying and Silk Print (Hk) Co Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation/ establishment	Mar. 22, 2006
Place of incorporation/ registration and operation	Hong Kong
Percentage of equity interest attributable to the Company	100.00%
Principal activities	Investment holding
Sun Terrace Industries Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation/ establishment	Mar. 02, 2004
Place of incorporation/ registration and operation	BVI
Percentage of equity interest attributable to the Company	100.00%
Principal activities	Dormant
Viewmount Development Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation/ establishment	Nov. 12, 2013
Place of incorporation/ registration and operation	BVI
Percentage of equity interest attributable to the Company	100.00%
Principal activities	Investment holding
Yong Xie Precision Tech Kai Ping Co Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation/ establishment	Aug. 25, 2017
Place of incorporation/ registration and operation	PRC
Percentage of equity interest attributable to the Company	100.00%
Principal activities	Investment holding